Investment Strategy - Goldman Sachs MSCI World Private Equity Return Tracker ETF	Dec. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests, under normal circumstances, at least 80% of its total assets in securities included in its underlying index or in instruments with similar economic characteristics. THE FUND DOES NOT INVEST IN PRIVATE EQUITY OR PRIVATE EQUITY VEHICLES OR FUNDS. The Index seeks to approximate the returns of private equity investments by replicating region, sector and style exposures through publicly listed equities. By seeking to track the Index, the Investment Adviser believes the Fund offers greater potential liquidity, transparency, and accessibility than traditional private equity instruments. The Index is composed of long and short positions in publicly listed equity securities and uses constituents of the MSCI World IMI Index (the “Parent Index”) as its universe of eligible securities. Its construction is informed by private company fundamental data sourced from the MSCI Private Capital Universe (the “Universe”), which is a proprietary database of private investments with a collection of data on private capital funds and their underlying holdings, including private equity. To seek to approximate private equity market returns using public equities, the Index methodology adjusts the composition of the Parent Index based on factor exposures corresponding to the characteristics determined using the Universe. MSCI (the “Index Provider”) sources data on private equity vehicles, private equity funds, and private equity investments which are grouped into either Buyout or Venture Capital investing strategies (“Categories”). These Categories are further divided by region: North America, Europe and Middle East, and Asia Pacific. Using the constituents of the Parent Index, which consists of publicly listed equity securities from large-, mid- and small-capitalization companies in developed markets, the Index Provider constructs the Index using six underlying component indexes that represent the broad regional Categories (each a “Component Index”): ◼MSCI North America Buyout Return Tracker Index; ◼MSCI North America VC Return Tracker Index; ◼MSCI Europe and Middle East Buyout Return Tracker Index; ◼MSCI Europe and Middle East VC Return Tracker Index; ◼MSCI Pacific Buyout Return Tracker Index; and ◼MSCI Pacific VC Return Tracker Index. Each Component Index is constructed from a corresponding core factor index (the “Core Index”) and six non-core factor indexes (the “Non-Core Indexes”). Each Core Index is constructed by reweighting the constituents of the corresponding MSCI GIMI Regional Index to reflect country-sector group weights within the corresponding Category of the Universe. The Non-Core Indexes will represent different style factors for each Component Index as follows: leverage, value, momentum, growth, low size and low volatility. Using statistical methods, the weights assigned to the Core Index and Non-Core Indexes are combined to form the corresponding Component Index. The Component Indexes of the Index are then weighted in proportion to their respective regional private equity Category weights within the Universe to arrive at the final portfolio of long and short securities in the Index. The maximum weight of a single equity issuer is 5%, and the Index Provider also applies other constraints, such as trading volume, shorting costs and security weights, relative to the Parent Index weights. The Index is owned and calculated by the Index Provider. The Index is normally rebalanced on a quarterly basis. As of December 2, 2025, the Index consisted of 2,089 securities with a market capitalization range of between approximately $478 million and $4.4 billion across 23 developed markets countries as defined by the Index Provider, including: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The components of the Index may change over time. The Fund will seek to track the Index using long positions in listed equities and long and short exposures implemented with total return swaps based on equity indices derived from the Index. As a result of its exposure to the Index, which reflects leveraged long exposure to certain equities securities, the Fund is expected, under normal circumstances, to reflect long exposure(s) of approximately 130% of net assets. In addition, as a result of its exposure to the Index, the Fund is expected, under normal circumstances, to reflect short exposure(s) of approximately 30% of net assets; however, these exposures may vary from time to time. With respect to the Fund’s long positions in listed equities, the Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. The Fund may purchase a sample of securities in its Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques. As a result of the Fund’s potential usage of leverage and derivatives, the Fund may also hold as collateral significant amounts of U.S. Treasury or short-term investments, including money market funds, repurchase agreements, cash and time deposits. In managing the collateral portion of the Fund’s investment strategy, the Investment Adviser generally seeks capital preservation. Similar objectives and instruments apply to any other cash balances within the Fund. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that its Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time. THE FUND IS CLASSIFIED AS “NON-DIVERSIFIED” UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “INVESTMENT COMPANY ACT”) AND MAY INVEST A LARGER PERCENTAGE OF ITS ASSETS IN FEWER ISSUERS THAN DIVERSIFIED FUNDS. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active management, which may involve buying and selling securities based upon analysis of economic and market factors.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that its Index is concentrated.